UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                02/13/06
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              126
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Form 13F Information Table Value Total:            $ 2,281,132  (thousands)
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List of Other Included Managers:                     NONE


Column 1                      Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                              Voting Authority
                              Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer                of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

AMR Corp                      COM             001765106      13,338    600,000 SH         SOLE               600,000
Adolor Corp                   COM             00724X102       5,009    343,100 SH         SOLE               343,100
Agilent Technologies Inc.     COM             00846U101       1,246     37,427 SH         SOLE                37,427
Alexion Pharms Inc            CALL            015351909           8      1,500 SH  CALL   SOLE                 1,500
Allegheny Energy Inc.         COM             017361106       3,814    120,500 SH         SOLE               120,500
Allete Inc.                   COM             018522300       2,200     50,000 SH         SOLE                50,000
Alliant Energy Corp           COM             018802108      11,286    402,500 SH         SOLE               402,500
Allied Waste Inds Inc.        COM PAR$.01     019589308      12,408  1,419,700 SH         SOLE             1,419,700
Alltel Corp                   COM             020039103       3,155     50,000 SH         SOLE                50,000
Altria Group Inc.             COM             02209S103      11,208    150,000 SH         SOLE               150,000
Altria Group Inc              CALL            02209S903       1,268      5,500 SH  CALL   SOLE                 5,500
Amerada Hess Corp             CALL            023551904       3,160      4,000 SH  CALL   SOLE                 4,000
Analog Devices Inc.           COM             032654105         897     25,000 SH         SOLE                25,000
Aquila Inc.                   COM             03840P102         360    100,000 SH         SOLE               100,000
Avnet, Inc.                   COM             053807103       1,197     50,000 SH         SOLE                50,000
Baker Hughes Inc              COM             057224107      56,489    929,400 SH         SOLE               929,400
Biogen Idec Inc               PUT             09062X953         640      2,000 SH  PUT    SOLE                 2,000
Brocade Comms Syst Inc.       COM             111621108       5,291  1,300,000 SH         SOLE             1,300,000
CMS Energy Corp               COM             125896100       7,255    500,000 SH         SOLE               500,000
CV Therapeutics Inc.          NOTE 2.75% 5/1  126667AF1       1,494  1,000,000 PRN        SOLE             1,000,000
CV Therapeutics Inc.          NOTE 3.25% 8/1  126667AG9       1,665  1,500,000 PRN        SOLE             1,500,000
Cheniere Energy, Inc.         COM             16411R208     100,327  2,695,500 SH         SOLE             2,695,500
Chicago Bridge & Iron Co NV   NY REGISTRY SH  167250109       2,521    100,000 SH         SOLE               100,000
China Mobile (Hong Kong) Ltd  ADR             16941M109       2,404    100,000 SH         SOLE               100,000
Choicepoint Inc.              COM             170388102       4,406     99,000 SH         SOLE                99,000
CIENA Corp                    COM             171779101       1,782    600,000 SH         SOLE               600,000
CIENA Corp                    NOTE 3.75% 2/0  171779AA9       5,081  5,500,000 PRN        SOLE             5,500,000
Companhia Energetica de Minas ADR N-V PFD     204409601      15,050    408,300 SH         SOLE               408,300
Companhia Vale do Rio Doce    ADR             204412209       3,086     75,000 SH         SOLE                75,000
Companhia de Saneamento Basi  ADR             20441A102       1,434     85,000 SH         SOLE                85,000
Conor Medsystems Inc.         COM             208264101         542     28,000 SH         SOLE                28,000
Constellation Energy Group    COM             210371100      11,750    204,000 SH         SOLE               204,000
Coventry Health Care Inc.     COM             222862104      24,208    425,000 SH         SOLE               425,000
Crystallex Int'l Corp         COM             22942F101       1,371    634,600 SH         SOLE               634,600
DPL Inc.                      COM             233293109      25,677    987,200 SH         SOLE               987,200
Diamond Offshore Drilling Inc.COM             25271C102      73,038  1,050,000 SH         SOLE             1,050,000
Diamond Offshore Drilling Inc.PUT             25271C952       8,000     10,000 SH  PUT    SOLE                10,000
Duke Energy Corp              COM             264399106      13,725    500,000 SH         SOLE               500,000
Dynegy Inc.                   CL A            26816Q101         968    200,000 SH         SOLE               200,000
EMC Corp                      COM             268648102       1,362    100,000 SH         SOLE               100,000
EchoStar Comms Corp           CL A            278762109       1,631     60,000 SH         SOLE                60,000
Edison International          COM             281020107      46,514  1,066,600 SH         SOLE             1,066,600
Energy East Corp              COM             29266M109       6,270    275,000 SH         SOLE               275,000
Entergy Corp                  COM             29364G103      50,849    740,700 SH         SOLE               740,700
Exelon Corp                   COM             30161N101     158,065  2,974,500 SH         SOLE             2,974,500
Exelon Corp                   CALL            30161N901         545      2,500 SH  CALL   SOLE                 2,500
Fairchild Semi Int'l Inc.     COM             303726103       1,801    106,500 SH         SOLE               106,500
First Data Corp               COM             319963104      20,430    475,000 SH         SOLE               475,000
Fluor Corp                    COM             343412102      78,141  1,011,400 SH         SOLE             1,011,400
Gen-Probe Inc                 COM             36866T103      24,395    500,000 SH         SOLE               500,000
General Motors Corp           DEB SR CONV B   370442733       7,500    505,000 PRN        SOLE               505,000
General Motors Corp           CALL            370442905         240      6,000 SH  CALL   SOLE                 6,000
General Motors Corp           PUT             370442955      45,448     66,000 SH  PUT    SOLE                66,000
Google Inc.                   CL A            38259P508      26,053     62,800 SH         SOLE                62,800
Grant Prideco Inc.            COM             38821G101      32,375    733,800 SH         SOLE               733,800
GTECH Holdings Corp           COM             400518106       3,174    100,000 SH         SOLE               100,000
GTECH Holdings Corp           CALL            400518906       2,327     45,690 SH  CALL   SOLE                45,690
Halliburton Company           COM             406216101       2,478     40,000 SH         SOLE                40,000
Health Net Inc.               COM             42222G108     139,623  2,708,500 SH         SOLE             2,708,500
Health Net Inc.               CALL            42222G908         665      3,500 SH  CALL   SOLE                 3,500
Hologic Inc.                  COM             436440101       3,034     80,000 SH         SOLE                80,000
ICICI Bank Limited            ADR             45104G104       4,320    150,000 SH         SOLE               150,000
IDACORP Inc.                  COM             451107106       2,051     70,000 SH         SOLE                70,000
Integrated Device Tech, Inc.  COM             458118106       2,966    225,000 SH         SOLE               225,000
InterMune Inc.                COM             45884X103      15,080    897,600 SH         SOLE               897,600
Ishares MSCI Japan Index Fund MSCI JAPAN      464286848      40,560  3,000,000 SH         SOLE             3,000,000
Jetblue Airways Corp          PUT             477143951         210      4,000 SH  PUT    SOLE                 4,000
Jetblue Airways Corp          DBCV 3.75% 3/1  477143AC5      13,290 12,000,000 PRN        SOLE            12,000,000
KeySpan Corp                  COM             49337W100      13,120    367,600 SH         SOLE               367,600
Kookmin Bank                  ADR             50049M109       7,845    105,000 SH         SOLE               105,000
Ligand Pharms Inc.            NOTE 6.0% 11/1  53220KAB4      10,777  6,000,000 PRN        SOLE             6,000,000
MGI Pharma, Inc.              COM             552880106      35,521  2,070,000 SH         SOLE             2,070,000
McDermott Int'l Inc.          COM             580037109       6,692    150,000 SH         SOLE               150,000
Mediacom Comms Corp.          CL A            58446K105       9,808  1,786,434 SH         SOLE             1,786,434
Medimmune Inc.                COM             584699102      83,698  2,390,000 SH         SOLE             2,390,000
Mindspeed Tech Inc.           COM             602682106         940    400,000 SH         SOLE               400,000
Monsanto Company              COM             61166W101      48,014    619,300 SH         SOLE               619,300
Myogen Inc.                   COM             62856E104       3,982    132,300 SH         SOLE               132,300
National Oilwell Varco Inc.   COM             637071101       1,254     20,000 SH         SOLE                20,000
Nokia Corp                    ADR             654902204       9,150    500,000 SH         SOLE               500,000
Nortel Networks               NOTE 4.25% 9/0  656568AB8       1,868  2,000,000 PRN        SOLE             2,000,000
Northeast Utilities           COM             664397106       4,257    216,200 SH         SOLE               216,200
ON Semiconductor              COM             682189105         553    100,000 SH         SOLE               100,000
PG&E Corp                     COM             69331C108      35,337    951,977 SH         SOLE               951,977
Pentair, Inc.                 COM             709631105       3,438     99,600 SH         SOLE                99,600
Penwest Pharms Co.            COM             709754105       5,856    300,000 SH         SOLE               300,000
Pike Electric Corp            COM             721283109       1,622    100,000 SH         SOLE               100,000
Power Integrations Inc.       COM             739276103       1,191     50,000 SH         SOLE                50,000
Questar Corp                  COM             748356102       3,785     50,000 SH         SOLE                50,000
Qwest Comms Int'l Inc.        NOTE 3.5% 11/1  749121BY4       2,315  2,000,000 PRN        SOLE             2,000,000
R.H. Donnelley Corp           COM             74955W307       2,323     37,700 SH         SOLE                37,700
Range Resources Corp          COM             75281A109       1,580     60,000 SH         SOLE                60,000
Retail HOLDRs Trust           PUT             76127U951         345      3,000 SH  PUT    SOLE                 3,000
Rowan Companies Inc.          COM             779382100         891     25,000 SH         SOLE                25,000
SK Telecom Co. Ltd.           ADR             78440P108       5,073    250,000 SH         SOLE               250,000
SPDR Trust Series 1           PUT             78462F953       1,720     11,500 SH  PUT    SOLE                11,500
Schlumberger Ltd.             COM             806857108     140,042  1,441,500 SH         SOLE             1,441,500
Sepracor Inc                  CALL            817315904          62     12,330 SH  CALL   SOLE                12,330
Sepracor Inc                  PUT             817315954       3,460      8,000 SH  PUT    SOLE                 8,000
Southwest Gas Corp            COM             844895102         528     20,000 SH         SOLE                20,000
Sprint Nextel Corp            COM FON         852061100      61,086  2,615,000 SH         SOLE             2,615,000
Sunoco Inc.                   COM             86764P109       1,019     13,000 SH         SOLE                13,000
TXU Corp.                     COM             873168108      14,645    291,800 SH         SOLE               291,800
Telewest Global Inc.          COM             87956T107      11,908    499,900 SH         SOLE               499,900
Threshold Pharms Inc.         COM             885807107      12,031    832,600 SH         SOLE               832,600
Time Warner Inc.              COM             887317105       4,330    248,300 SH         SOLE               248,300
UIL Holdings Corp             COM             902748102       9,198    200,000 SH         SOLE               200,000
Union Drilling Inc.           COM             90653P105      11,624    800,000 SH         SOLE               800,000
Unisource Energy Corp         COM             909205106      18,508    593,200 SH         SOLE               593,200
United States Steel Corp      CALL            912909908       1,470      7,000 SH  CALL   SOLE                 7,000
UnitedHealth Group Inc.       COM             91324P102      55,615    895,000 SH         SOLE               895,000
Valeant Pharms Int'l          COM             91911X104       3,616    200,000 SH         SOLE               200,000
Valeant Pharms Int'l          CALL            91911X904         354      2,025 SH  CALL   SOLE                 2,025
Valero Energy Corp            COM             91913Y100       3,096     60,000 SH         SOLE                60,000
Vectren Corp                  COM             92240G101       2,037     75,000 SH         SOLE                75,000
Viacom Inc. Class B           CL B            92553P201       6,520    200,000 SH         SOLE               200,000
Vitesse Semiconductor Corp    COM             928497106       1,440    750,000 SH         SOLE               750,000
Wellpoint Health Networks Inc.COM             94973V107     109,312  1,370,000 SH         SOLE             1,370,000
Williams Companies Inc.       COM             969457100       3,939    170,000 SH         SOLE               170,000
Wisconsin Energy Corp         COM             976657106         949     24,300 SH         SOLE                24,300
Wyeth Inc.                    COM             983024100      15,203    330,000 SH         SOLE               330,000
Xcel Energy,  Inc.            COM             98389B100       2,769    150,000 SH         SOLE               150,000
Foster Wheeler Ltd.           SHS             G36535139      42,738  1,162,000 SH         SOLE             1,162,000
GlobalSantaFe Corp            SHS             G3930E101      69,427  1,441,900 SH         SOLE             1,441,900
Transocean Inc.               ORD             G90078109     197,683  2,836,600 SH         SOLE             2,836,600
Copa Holdings SA              CL A            P31076105       3,413    125,000 SH         SOLE               125,000

Grand Total                                               2,281,132

